Reclassification of AOCI to Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Reclassification of Aoci To Earnings [Abstract]
Reclassify net losses on interest rate contracts from AOCI to earnings over the next twelve months	$ 16.3